Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk

(17)	Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues are as follows:

	Year ended December 31,
	2016	% of sales	2017	% of sales	2018	% of sales
	RMB		RMB		RMB

Huaxia Life Insurance Company Limited ("Huaxia")	517,759	12.7%	990,865	24.2%	1,100,027	31.7%
Tianan Life Insurance Company Limited ("Tianan")	*	*	913,456	22.3%	704,933	20.3%
AEON Life Insurance Company, Ltd ("AEON").	*	*	*	*	453,120	13.1%
PICC Property and Casualty Company Limited	878,249	21.5%	*	*	*	*
China Pacific Property Insurance Co., Ltd.	439,749	10.8%	*	*	*	*
	1,835,757	45.0%	1,904,321	46.5%	2,258,080	65.1%

*	represented less than 10% of total net revenues as of the year.

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2017	%	2018	%
	RMB		RMB
Huaxia	229,444	44.5%	161,908	31.8%
Tianan	92,988	18.0%	75,777	14.9%
AEON	*	*	74,538	14.7%
	322,432	62.5%	312,223	61.4%

*	represented less than 10% of account receivables as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short investments with financial institutions with high-credit ratings and quality.

Currency risk

The proceeds from the initial public offering and the follow-on offering of the Group were in USD, substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People's Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People's Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People's Bank of China or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.